Equity (Details) - Schedule of warrants outstanding - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of Warrants Outstanding [Abstract]
Number of warrants conversion to equivalent ADSs	[1]	224,414	286,494
Series L [Member]
Schedule of Warrants Outstanding [Abstract]
Date of grant	[2]	November 2017	November 2017
Number of warrants conversion to equivalent ADSs	[1],[2]	6,750	6,750
exercise price per warrant in USD	[1],[2]	$ 135	$ 135
Expiration date	[2]	May 27, 2023	May 27, 2023
Warrants C [Member]
Schedule of Warrants Outstanding [Abstract]
Date of grant	[2]	July 2018	July 2018
Number of warrants conversion to equivalent ADSs	[1],[2]	176,045	176,045
exercise price per warrant in USD	[1],[2]	$ 52.5	$ 52.5
Expiration date	[2]	Jul. 18, 2023	Jul. 18, 2023
Warrant C One [Member]
Schedule of Warrants Outstanding [Abstract]
Date of grant	[3]	July 2018	July 2018
Number of warrants conversion to equivalent ADSs	[1],[3]	28,377	28,377
exercise price per warrant in USD	[1],[3]	$ 52.5	$ 52.5
Expiration date	[3]	Jul. 18, 2023	Jul. 18, 2023
HCW warrants [Member]
Schedule of Warrants Outstanding [Abstract]
Date of grant	[2]	July 2018	July 2018
Number of warrants conversion to equivalent ADSs	[1],[2]	13,242	13,242
exercise price per warrant in USD	[1],[2]	$ 65.63	$ 65.63
Expiration date	[2]	Jul. 18, 2023	Jul. 18, 2023
Series I [Member]
Schedule of Warrants Outstanding [Abstract]
Date of grant	[2]		December 2016
Number of warrants conversion to equivalent ADSs	[1],[2]		665
exercise price per warrant in USD	[1],[2]		$ 540
Expiration date	[2]		Jun. 06, 2022
Series J One [Member]
Schedule of Warrants Outstanding [Abstract]
Date of grant	[3]		December 2016
Number of warrants conversion to equivalent ADSs	[1],[3]		33
exercise price per warrant in USD	[1],[3]		$ 540
Expiration date	[3]		Jun. 06, 2022
Warrants A [Member]
Schedule of Warrants Outstanding [Abstract]
Date of grant	[2]		March 2017
Number of warrants conversion to equivalent ADSs	[1],[2]		35,715
exercise price per warrant in USD	[1],[2]		$ 210
Expiration date	[2]		Mar. 29, 2022
Placement 03/2017 [Member]
Schedule of Warrants Outstanding [Abstract]
Date of grant	[3]		March 2017
Number of warrants conversion to equivalent ADSs	[1],[3]		2,500
exercise price per warrant in USD	[1],[3]		$ 262.5
Expiration date	[3]		Mar. 29, 2022
Series M [Member]
Schedule of Warrants Outstanding [Abstract]
Date of grant	[3]		November 2017
Number of warrants conversion to equivalent ADSs	[1],[3]		945
exercise price per warrant in USD	[1],[3]		$ 150
Expiration date	[3]		Nov. 24, 2022
Algomizer [Member]
Schedule of Warrants Outstanding [Abstract]
Date of grant	[3]		September 2019
Number of warrants conversion to equivalent ADSs	[1],[3]		22,222
exercise price per warrant in USD	[1],[3]		$ 60
Expiration date	[3]		Sep. 03, 2022

[1]	Adjusted to reflect the 1:15 ratio change of the Company’s American Depositary Receipt, or ADR, program. As a result, the number of ordinary shares of the Company represented by each American Depositary Share, or ADS, will be changed from one (1) ordinary share to fifteen (15) ordinary shares. The effective date for the ratio change was November 14, 2022
[2]	These warrants, under certain circumstances, can be exercised via cashless exercise mechanism as defined in the warrant agreement. Therefore, the warrants were classified as financial liabilities measured at fair value through profit or loss at each reporting period (see note 5).
[3]	Recorded in equity.